BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 93.6%	Shares	Value
Communications - 2.3%
Internet Media & Services - 1.2%
Meta Platforms, Inc. - Class A	1,750	$ 1,133,913

Telecommunications - 1.1%
Singapore Telecommunications Ltd.	300,000	1,097,973

Consumer Discretionary - 2.2%
Retail - Discretionary - 2.2%
Dick's Sporting Goods, Inc.	10,200	2,107,014

Consumer Staples - 15.7%
Beverages - 5.6%
Coca-Cola Company (The)	37,635	2,751,871
Coca-Cola Europacific Partners plc	28,730	2,634,254
		5,386,125
Food - 3.0%
Danone S.A.	32,500	2,905,329

Household Products - 2.4%
Unilever plc - ADR	38,200	2,314,538

Retail - Consumer Staples - 4.7%
Koninklijke Ahold Delhaize N.V.	62,700	2,595,709
Walmart, Inc.	17,350	1,917,348
		4,513,057
Energy - 5.1%
Oil & Gas Producers - 5.1%
Shell plc - ADR	37,080	2,735,391
Targa Resources Corporation	12,560	2,201,894
		4,937,285
Financials - 24.2%
Banking - 17.8%
BNP Paribas S.A.	24,400	2,085,703
DBS Group Holdings Ltd. - ADR	16,794	2,817,194
Deutsche Bank AG	65,000	2,304,654

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value
Financials - 24.2% (Continued)
Banking - 17.8% (Continued)
JPMorgan Chase & Company	9,611	$ 3,009,012
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	2,793,060
National Bank of Canada	17,600	2,128,367
Truist Financial Corporation	43,000	1,999,500
		17,137,490
Institutional Financial Services - 3.3%
Morgan Stanley	18,900	3,206,574

Insurance - 3.1%
Allianz SE - ADR	26,000	1,120,600
Allianz SE	4,200	1,812,973
		2,933,573
Health Care - 15.4%
Biotech & Pharma - 12.2%
AstraZeneca plc - ADR	30,800	2,855,776
Johnson & Johnson	14,462	2,992,477
Novo Nordisk A/S - ADR	24,000	1,184,400
Roche Holding AG - ADR	42,500	2,032,775
Sandoz Group AG	38,000	2,688,287
		11,753,715
Health Care Facilities & Services - 3.2%
HCA Healthcare, Inc.	6,025	3,062,447

Industrials - 13.8%
Aerospace & Defense - 6.0%
RTX Corporation	22,395	3,917,109
Thales S.A.	7,200	1,885,663
		5,802,772
Diversified Industrials - 2.7%
Hitachi Ltd. - ADR	80,000	2,559,200

Electrical Equipment - 1.4%
Daikin Industries Ltd.	10,100	1,311,484

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.6% (Continued)	Shares	Value
Industrials - 13.8% (Continued)
Transportation & Logistics - 3.7%
FedEx Corporation	5,600	$ 1,543,808
Norfolk Southern Corporation	7,100	2,073,839
		3,617,647
Real Estate - 1.9%
REITs - 1.9%
Ventas, Inc.	23,000	1,854,490

Technology - 13.0%
Semiconductors - 8.5%
Broadcom, Inc.	9,450	3,807,972
QUALCOMM, Inc.	10,384	1,745,447
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	2,623,590
		8,177,009
Software - 2.7%
Microsoft Corporation	5,420	2,666,694

Technology Services - 1.8%
RELX plc - ADR	43,000	1,729,030

Total Common Stocks (Cost $52,480,912)		$ 90,207,359

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.1%	Shares	Value
First American Government Obligations Fund - Class Z, 3.88% (a) (Cost $5,870,366)	5,870,366	$ 5,870,366

Investments at Value - 99.7% (Cost $58,351,278)		$ 96,077,725

Other Assets in Excess of Liabilities - 0.3%		253,816

Net Assets - 100.0%		$ 96,331,541

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of November 30, 2025.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
November 30, 2025 (Unaudited)

Country	Value	% of Net Assets
United States	$41,991,409	43 .6%
United Kingdom	12,268,989	12 .7%
France	6,876,695	7 .2%
Japan	6,663,744	6 .9%
Germany	5,238,227	5 .4%
Switzerland	4,721,062	4 .9%
Singapore	3,915,167	4 .1%
Taiwan Province of China	2,623,590	2 .7%
Netherlands	2,595,709	2 .7%
Canada	2,128,367	2 .2%
Denmark	1,184,400	1 .2%
	$90,207,359	93 .6%